Share-based Payments (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Payments [Abstract]
Options, Outstanding at 1 January	4,217,000	4,374,250	4,345,188
- Granted	559,875		249,000
- Forfeited	(139,500)	(132,750)	(219,938)
- Expired	(56,875)	(17,500)
Options, Outstanding at 31 December	4,587,500	4,217,000	4,374,250
Exercisable at 31 December	3,835,208	3,314,333	2,471,458
WAEP, Outstanding at 1 January	$ 2.21	$ 2.24	$ 2.21
WAEP, Granted	2.04		3.63
WAEP, Forfeited	3.03	3.10	3.23
WAEP, Expired	0.93	0.72
WAEP, Outstanding at 31 December	2.24	2.21	2.24
WAEP, Exercisable at 31 December	$ 2.17	$ 1.97	$ 1.77